Property and Equipment - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense on property and equipment	$ 249,060	$ 218,666	$ 213,657
Interest capitalized	$ 4,887	$ 2,621	$ 3,627